Income Tax Expenses - Additional Information (Detail) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax [line items]
Preferential Tax rate		15.00%	15.00%	15.00%
Dividends declared		¥ 5,156,820	¥ 1,438,792	¥ 7,628,573
Pillar Two Legislation [Member]
Income tax [line items]
Income tax rate		15.00%
Hong Kong Subsidiary [Member]
Income tax [line items]
Dividends declared	¥ 10,500,000
Withholding tax on dividends	¥ 1,050,000
PRC company [member] | Bottom of range [member] | Pillar Two Legislation [Member]
Income tax [line items]
Increase decrease in withholding tax rate		5.00%
PRC company [member] | Top of range [member] | Pillar Two Legislation [Member]
Income tax [line items]
Increase decrease in withholding tax rate		10.00%
Hong Kong [member]
Income tax [line items]
Income tax rate		16.50%
Indonesia [member]
Income tax [line items]
Income tax rate		22.00%	22.00%	22.00%
PRC [member]
Income tax [line items]
Income tax rate		25.00%	25.00%	25.00%